SCHEDULE OF SUMMARY INFORMATION BY SEGMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting Information [Line Items]
Total operating revenue	$ 6,174,236	$ 11,740,852	$ 7,194,187
Operating expenses	96,884,446	7,142,863	2,243,750
Income (loss) from operations	(90,710,210)	4,597,989	4,950,437
Income tax expenses	(544,818)	2,134,082	1,407,449
Net income (loss)	(101,306,959)	2,148,236	3,602,365
Capital expenditure	35,451	17,694,111	1,135,929
Total assets	120,944,049	153,026,585	25,042,418
Cash Rebate Service [Member]
Segment Reporting Information [Line Items]
Total operating revenue	245,684	84,592	20,137
Operating expenses	602,435	1,096,459	811,832
Income (loss) from operations	(356,751)	(1,011,867)	(791,695)
Income tax expenses	74,017	1,297,288	609,987
Net income (loss)	(754,830)	(2,322,180)	(1,401,319)
Capital expenditure	12,333	12,545	737,508
Total assets	4,743,109	25,779,956	12,168,625
Advertising Services [Member]
Segment Reporting Information [Line Items]
Total operating revenue	1,941,508	5,307,280	7,174,050
Operating expenses	3,531,702	3,053,173	1,431,918
Income (loss) from operations	(1,590,194)	2,254,107	5,742,132
Income tax expenses	(176,999)	746,858	797,462
Net income (loss)	(4,583,024)	1,165,844	5,003,684
Capital expenditure	8,182	2,319	398,421
Total assets	23,002,380	35,073,400	$ 12,873,793
Software Licensing [Member]
Segment Reporting Information [Line Items]
Total operating revenue	2,435,151	5,715,333
Operating expenses	90,205,163	2,561,863
Income (loss) from operations	(87,770,012)	3,153,470
Income tax expenses	(368,165)	1,622
Net income (loss)	(92,522,330)	3,312,991
Capital expenditure	8,185	17,679,247
Total assets	85,717,675	86,445,769
Production Income [Member]
Segment Reporting Information [Line Items]
Total operating revenue	854,328
Operating expenses	1,399,577
Income (loss) from operations	(545,249)
Income tax expenses	(40,648)
Net income (loss)	(1,896,994)
Capital expenditure	3,545
Total assets	4,069,187
Marketing and Promotional Services [Member]
Segment Reporting Information [Line Items]
Total operating revenue	697,565	271,607
Operating expenses	1,145,569	194,417
Income (loss) from operations	(448,004)	77,190
Income tax expenses	(33,024)	37,865
Net income (loss)	(1,549,782)	(12,076)
Capital expenditure	3,206
Total assets	$ 3,411,698	2,866,850
Production Services [Member]
Segment Reporting Information [Line Items]
Total operating revenue		362,040
Operating expenses		236,951
Income (loss) from operations		125,089
Income tax expenses		50,449
Net income (loss)		3,657
Capital expenditure
Total assets		$ 2,860,610